Document and Entity Information	0 Months Ended
Apr. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2012
Registrant Name	Northern Lights Fund Trust
Central Index Key	0001314414
Amendment Flag	false
Document Creation Date	Dec. 31, 2012
Document Effective Date	Dec. 31, 2012
Prospectus Date	Dec. 31, 2012